Related Party Transactions - Principal Transactions and Amounts Due From/To China Tower (Detail) - China Tower [member] - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of transactions between related parties [Line Items]
Tower assets lease and related fee	¥ 16,063	¥ 15,389	¥ 11,657
Provision of IT services	32	49	¥ 12
Accounts receivable	10	5
Prepayments and other current assets	293	2,152
Total amounts due from related party	303	2,157
Accounts payable	2,850	2,611
Accrued expenses and other payables	1,246	1,374
Total amounts due to related party	¥ 4,096	¥ 3,985